Operating Leases	6 Months Ended
Jan. 31, 2026
Operating Leases [Abstract]
OPERATING LEASES

NOTE 9 – OPERATING LEASES

The Company leased offices space under one non-cancelable operating lease with a related party lessor (Note 11). This lease agreement was terminated in November 2024, resulting in a loss from early termination amounting to $13,000. The loss comprised prepaid rental and lease deposit that were non-recoverable upon early termination, was recorded under other (expense) income in the consolidated statement of operations and comprehensive loss for six months ended January 31, 2025.

On March 2, 2025, the Company entered into a lease agreement with Sat Hing Pat for a term of one year, securing office space with a monthly rental fee of $1000.

Rent expenses for the six months ended January 31, 2026 and 2025 were $6,000 and $12,000, respectively.